Finance Receivables, net - Finance Receivables Due for Payment (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
2019	€ 568.4
2020	257.7
2021	168.3
2022	0.0
2023	0.0
Thereafter	0.0
Finance receivables, gross	€ 994.4	€ 893.7